Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2015	Jun. 30, 2025	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
C000010158 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Growth Fund (Class A Shares)
Accumulated Value	$ 9,473		$ 8,499	$ 10,158	$ 12,026	$ 13,874	$ 16,690	$ 23,960	$ 17,063	$ 20,395	$ 23,120	$ 26,609
C000010160 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Growth Fund (Class C Shares)
Accumulated Value	10,000		8,930	10,615	12,505	14,353	17,184	24,546	17,395	20,683	23,443	26,982
C000010157 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Growth Fund (Class I Shares)
Accumulated Value	1,000,000		899,930	1,078,894	1,281,232	1,482,763	1,789,692	2,576,968	1,839,807	2,204,880	2,506,052	2,891,189
C000077259 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Growth Fund (Class R2 Shares)
Accumulated Value	10,000		8,958	10,687	12,620	14,526	17,431	24,963	17,723	21,117	23,868	27,389
C000173559 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Growth Fund (Class R3 Shares)
Accumulated Value	10,000		8,971	10,722	12,693	14,645	17,618	25,295	18,004	21,503	24,366	28,026
C000173560 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Growth Fund (Class R4 Shares)
Accumulated Value	10,000		8,994	10,778	12,789	14,792	17,844	25,675	18,324	21,940	24,921	28,742
C000106055 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Growth Fund (Class R5 Shares)
Accumulated Value	10,000		9,013	10,820	12,864	14,908	18,018	25,985	18,573	22,279	25,348	29,274
C000106056 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Growth Fund (Class R6 Shares)
Accumulated Value	5,000,000		4,509,050	5,415,886	6,442,261	7,470,767	9,032,786	13,032,410	9,323,905	11,191,356	12,744,604	14,734,258
C000010744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Equity Income Fund (Class A Shares)
Accumulated Value	9,477		9,899	11,318	12,443	13,833	12,954	18,111	17,732	18,994	20,953	23,712
C000010746 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Equity Income Fund (Class C Shares)
Accumulated Value	10,000		10,401	11,829	12,935	14,315	13,338	18,564	18,077	19,271	21,250	24,048
C000010743 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Equity Income Fund (Class I Shares)
Accumulated Value	1,000,000		1,047,521	1,200,143	1,322,798	1,474,218	1,384,808	1,941,004	1,904,784	2,045,439	2,262,261	2,566,780
C000098140 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Equity Income Fund (Class R2 Shares)
Accumulated Value	10,000		10,420	11,880	13,027	14,447	13,498	18,825	18,381	19,638	21,610	24,391
C000173561 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Equity Income Fund (Class R3 Shares)
Accumulated Value	10,000		10,445	11,942	13,124	14,594	13,675	19,116	18,715	20,049	22,118	25,023
C000173562 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Equity Income Fund (Class R4 Shares)
Accumulated Value	10,000		10,475	12,004	13,226	14,741	13,846	19,411	19,040	20,456	22,616	25,662
C000098141 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Equity Income Fund (Class R5 Shares)
Accumulated Value	10,000		10,496	12,054	13,305	14,858	13,970	19,615	19,278	20,731	22,961	26,088
C000109963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Equity Income Fund (Class R6 Shares)
Accumulated Value	5,000,000		5,248,965	6,033,895	6,666,670	7,448,259	7,013,952	9,855,386	9,695,782	10,437,978	11,573,642	13,164,213
C000010748 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Equity Index Fund (Class A Shares)
Accumulated Value	9,475		9,809	11,509	13,109	14,404	15,424	21,624	19,241	22,899	28,397	32,561
C000010750 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Equity Index Fund (Class C Shares)
Accumulated Value	10,000		10,276	11,979	13,560	14,812	15,763	21,966	19,430	22,984	28,502	32,681
C000010747 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Equity Index Fund (Class I Shares)
Accumulated Value	1,000,000		1,038,107	1,221,052	1,394,167	1,535,870	1,648,757	2,317,131	2,066,608	2,465,828	3,065,329	3,523,625
C000173239 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Equity Index Fund (Class R6 Shares)
Accumulated Value	5,000,000		5,190,535	6,113,822	6,991,619	7,713,678	8,293,516	11,674,869	10,429,407	12,463,741	15,518,125	17,864,519
C000010793 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan SMID Cap Equity Fund (Class A Shares)
Accumulated Value	9,475		9,308	10,603	11,788	11,878	11,335	16,049	13,962	15,293	16,218	17,330
C000010795 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan SMID Cap Equity Fund (Class C Shares)
Accumulated Value	10,000		9,765	11,053	12,229	12,264	11,643	16,402	14,196	15,477	16,402	17,527
C000010792 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan SMID Cap Equity Fund (Class I Shares)
Accumulated Value	1,000,000		984,717	1,124,834	1,253,824	1,266,385	1,211,294	1,719,414	1,500,006	1,646,403	1,750,160	1,875,558
C000173563 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan SMID Cap Equity Fund (Class R3 Shares)
Accumulated Value	10,000		9,824	11,186	12,441	12,536	11,961	16,933	14,736	16,133	17,108	18,286
C000173564 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan SMID Cap Equity Fund (Class R4 Shares)
Accumulated Value	10,000		9,847	11,244	12,532	12,659	12,111	17,182	14,985	16,464	17,491	18,742
C000162349 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan SMID Cap Equity Fund (Class R6 Shares)
Accumulated Value	5,000,000		4,932,644	5,648,651	6,311,038	6,391,550	6,126,894	8,718,137	7,623,404	8,392,288	8,947,504	9,609,506
C000010798 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Growth Fund (Class A Shares)
Accumulated Value	9,475		8,864	11,298	14,516	16,500	21,466	30,266	24,007	30,091	40,717	46,595
C000010800 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Growth Fund (Class C Shares)
Accumulated Value	10,000		9,310	11,805	15,090	17,069	22,090	30,997	24,465	30,509	41,283	47,243
C000010797 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Growth Fund (Class I Shares)
Accumulated Value	1,000,000		937,083	1,196,185	1,540,301	1,755,207	2,288,829	3,235,819	2,572,737	3,232,800	4,385,627	5,030,986
C000070644 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Growth Fund (Class R2 Shares)
Accumulated Value	10,000		9,331	11,863	15,197	17,232	22,361	31,452	24,883	31,110	41,991	47,937
C000173565 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Growth Fund (Class R3 Shares)
Accumulated Value	10,000		9,352	11,909	15,295	17,386	22,618	31,894	25,298	31,707	42,901	49,096
C000173566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Growth Fund (Class R4 Shares)
Accumulated Value	10,000		9,371	11,962	15,400	17,549	22,885	32,353	25,726	32,325	43,846	50,302
C000076449 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Growth Fund (Class R5 Shares)
Accumulated Value	10,000		9,390	12,009	15,486	17,677	23,085	32,682	26,026	32,753	44,498	51,123
C000093777 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Growth Fund (Class R6 Shares)
Accumulated Value	5,000,000		4,699,997	6,015,933	7,767,477	8,872,955	11,601,087	16,439,037	13,103,994	16,507,747	22,447,705	25,816,098
C000010803 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Value Fund (Class A Shares)
Accumulated Value	9,476		9,238	11,868	12,642	12,777	11,671	18,890	17,904	19,987	22,613	25,514
C000010805 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Value Fund (Class C Shares)
Accumulated Value	10,000		9,702	12,392	13,137	13,203	12,010	19,340	18,229	20,243	22,896	25,834
C000010802 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Value Fund (Class I Shares)
Accumulated Value	1,000,000		976,642	1,256,047	1,341,557	1,358,270	1,244,861	2,019,390	1,917,675	2,145,233	2,433,817	2,751,518
C000070645 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Value Fund (Class R2 Shares)
Accumulated Value	10,000		9,722	12,447	13,228	13,329	12,153	19,614	18,535	20,638	23,285	26,208
C000205210 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Value Fund (Class R3 Shares)
Accumulated Value	10,000		9,749	12,524	13,340	13,475	12,317	19,932	18,884	21,073	23,845	26,903
C000205209 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Value Fund (Class R4 Shares)
Accumulated Value	10,000		9,766	12,560	13,416	13,583	12,450	20,189	19,190	21,463	24,351	27,530
C000033523 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Value Fund (Class R5 Shares)
Accumulated Value	10,000		9,785	12,605	13,484	13,677	12,548	20,386	19,399	21,728	24,682	27,961
C000093778 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Large Cap Value Fund (Class R6 Shares)
Accumulated Value	5,000,000		4,896,822	6,312,149	6,756,450	6,859,151	6,300,588	10,249,650	9,759,525	10,946,044	12,446,907	14,110,090
C000010813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Growth Fund (Class A Shares)
Accumulated Value	9,477		8,134	10,929	14,761	15,511	18,146	26,950	16,884	19,192	20,593	21,118
C000010815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Growth Fund (Class C Shares)
Accumulated Value	10,000		8,541	11,416	15,349	16,039	18,672	27,592	17,207	19,466	20,885	21,418
C000010811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Growth Fund (Class I Shares)
Accumulated Value	1,000,000		860,757	1,158,638	1,569,626	1,652,893	1,939,074	2,886,925	1,813,544	2,066,982	2,222,622	2,285,988
C000010812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Growth Fund (Class L Shares)
Accumulated Value	3,000,000		2,585,100	3,487,951	4,729,036	4,989,290	5,860,613	8,736,337	5,495,951	6,274,010	6,756,377	6,959,614
C000070647 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Growth Fund (Class R2 Shares)
Accumulated Value	10,000		8,566	11,476	15,456	16,204	18,912	28,011	17,507	19,855	21,243	21,747
C000190882 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Growth Fund (Class R3 Shares)
Accumulated Value	10,000		8,583	11,532	15,575	16,366	19,137	28,428	17,815	20,243	21,726	22,279
C000190883 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Growth Fund (Class R4 Shares)
Accumulated Value	10,000		8,608	11,586	15,688	16,528	19,391	28,871	18,138	20,662	22,226	22,860
C000173240 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Growth Fund (Class R5 Shares)
Accumulated Value	10,000		8,617	11,627	15,763	16,630	19,538	29,127	18,324	20,916	22,533	23,197
C000093779 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Growth Fund (Class R6 Shares)
Accumulated Value	5,000,000		4,315,364	5,825,521	7,906,929	8,349,342	9,819,079	14,655,177	9,231,326	10,542,237	11,370,441	11,718,597
C000010894 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Value Fund (Class A Shares)
Accumulated Value	9,474		9,233	10,989	12,242	11,051	9,197	16,047	13,614	14,672	16,350	16,944
C000010896 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Value Fund (Class C Shares)
Accumulated Value	10,000		9,684	11,454	12,696	11,403	9,448	16,402	13,851	14,855	16,555	17,157
C000010893 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Value Fund (Class I Shares)
Accumulated Value	1,000,000		976,845	1,165,332	1,301,670	1,177,656	983,142	1,719,869	1,463,228	1,580,752	1,765,702	1,834,600
C000070648 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Value Fund (Class R2 Shares)
Accumulated Value	10,000		9,722	11,538	12,816	11,541	9,588	16,688	14,124	15,182	16,863	17,421
C000173568 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Value Fund (Class R3 Shares)
Accumulated Value	10,000		9,744	11,594	12,919	11,659	9,708	16,940	14,375	15,485	17,250	17,866
C000173567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Value Fund (Class R4 Shares)
Accumulated Value	10,000		9,767	11,647	13,004	11,767	9,824	17,184	14,623	15,793	17,632	18,307
C000033524 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Value Fund (Class R5 Shares)
Accumulated Value	10,000		9,779	11,679	13,062	11,841	9,894	17,331	14,766	15,970	17,859	18,572
C000010897 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Small Cap Value Fund (Class R6 Shares)
Accumulated Value	5,000,000		4,896,485	5,855,632	6,556,317	5,947,253	4,975,936	8,725,619	7,440,701	8,056,901	9,017,246	9,386,407
C000010903 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Growth Fund (Class A Shares)
Accumulated Value	9,550		9,211	10,979	12,189	12,792	13,385	18,505	15,908	18,245	21,466	24,102
C000010905 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Growth Fund (Class C Shares)
Accumulated Value	10,000		9,595	11,367	12,551	13,092	13,628	18,741	16,025	18,281	21,511	24,152
C000010902 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Growth Fund (Class I Shares)
Accumulated Value	1,000,000		967,193	1,155,404	1,286,290	1,352,982	1,419,521	1,966,726	1,694,843	1,948,143	2,297,794	2,585,519
C000191459 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Growth Fund (Class R6 Shares)
Accumulated Value	5,000,000		4,834,724	5,775,535	6,434,890	6,779,400	7,127,304	9,897,160	8,549,033	9,851,311	11,648,201	13,138,874
C000010907 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Growth & Income Fund (Class A Shares)
Accumulated Value	9,551		9,355	10,741	11,672	12,308	12,941	16,757	14,646	16,287	18,651	20,713
C000010909 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Growth & Income Fund (Class C Shares)
Accumulated Value	10,000		9,737	11,116	12,017	12,591	13,172	16,962	14,746	16,313	18,691	20,757
C000010906 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Growth & Income Fund (Class I Shares)
Accumulated Value	1,000,000		981,827	1,129,800	1,231,744	1,301,008	1,371,872	1,779,796	1,559,106	1,737,980	1,995,720	2,221,680
C000191460 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Growth & Income Fund (Class R6 Shares)
Accumulated Value	5,000,000		4,907,978	5,647,673	6,161,896	6,522,378	6,889,041	8,963,621	7,872,312	8,797,770	10,127,434	11,296,447
C000010911 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Balanced Fund (Class A Shares)
Accumulated Value	9,551		9,513	10,568	11,234	11,854	12,444	15,231	13,444	14,589	16,319	17,977
C000010913 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Balanced Fund (Class C Shares)
Accumulated Value	10,000		9,905	10,935	11,559	12,125	12,669	15,428	13,550	14,632	16,367	18,030
C000010910 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Balanced Fund (Class I Shares)
Accumulated Value	1,000,000		998,534	1,111,951	1,185,580	1,253,242	1,319,220	1,618,944	1,432,084	1,558,611	1,748,371	1,930,167
C000191469 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Balanced Fund (Class R6 Shares)
Accumulated Value	5,000,000		4,991,670	5,558,640	5,931,781	6,285,471	6,628,732	8,155,312	7,231,464	7,890,067	8,867,921	9,821,136
C000010915 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Conservative Growth Fund (Class A Shares)
Accumulated Value	9,552		9,644	10,312	10,700	11,321	11,901	13,584	12,145	12,736	13,790	15,005
C000010917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Conservative Growth Fund (Class C Shares)
Accumulated Value	10,000		10,034	10,677	11,007	11,583	12,116	13,756	12,240	12,775	13,820	15,038
C000010914 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Conservative Growth Fund (Class I Shares)
Accumulated Value	1,000,000		1,012,222	1,085,253	1,129,532	1,197,604	1,261,678	1,443,537	1,293,830	1,360,795	1,477,371	1,611,686
C000191474 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Investor Conservative Growth Fund (Class R6 Shares)
Accumulated Value	5,000,000		5,060,306	5,425,402	5,649,532	5,999,183	6,333,475	7,264,189	6,531,980	6,881,942	7,490,849	8,192,862
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		10,399	12,260	14,023	15,483	16,645	23,436	20,948	25,053	31,204	35,936
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Accumulated Value	10,000		10,293	12,149	13,916	15,310	16,455	23,543	20,474	24,439	30,274	35,017
Bloomberg U S Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Accumulated Value	10,000		10,600	10,567	10,525	11,353	12,345	12,304	11,038	10,934	11,222	11,904
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Accumulated Value	10,000		10,214	12,104	13,893	15,141	16,130	23,253	20,030	23,826	29,336	33,823
Bloomberg U S Intermediate Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Aggregate Index
Accumulated Value	10,000		10,436	10,420	10,386	11,085	11,817	11,823	10,888	10,822	11,206	11,956
MSCI EAFE Index net total return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (net total return)
Accumulated Value	10,000		8,984	10,804	11,543	11,668	11,069	14,650	12,047	14,308	15,959	18,788
Lipper Mixed Asset Target Allocation Moderate Funds Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Mixed-Asset Target Allocation Moderate Funds Index
Accumulated Value	10,000		10,051	11,133	11,810	12,549	12,972	16,125	14,267	15,497	17,393	19,258
Lipper Mixed Asset Target Allocation Conservative Funds Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Mixed-Asset Target Allocation Conservative Funds Index
Accumulated Value	10,000		10,218	10,851	11,253	11,868	12,202	14,096	12,555	13,117	14,221	15,457
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index
Accumulated Value	10,000		9,633	11,544	13,419	13,657	13,015	20,537	16,225	18,428	20,357	22,374
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Accumulated Value	10,000		10,286	11,884	12,688	13,762	12,546	18,026	16,797	18,735	21,181	24,083
Lipper Mixed Asset Target Allocation Growth Funds Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Mixed-Asset Target Allocation Growth Funds Index
Accumulated Value	10,104		10,002	11,370	12,312	13,024	13,742	17,857	15,515	17,181	19,713	22,057
Lipper Mixed Asset Target Allocation Aggressive Growth Funds [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Mixed-Asset Target Allocation Aggressive Growth Funds
Accumulated Value	10,102		9,622	11,230	12,469	12,994	13,188	18,458	15,424	17,661	20,607	23,332
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Accumulated Value	10,000		10,302	12,406	15,199	16,956	20,904	29,787	24,195	30,754	41,051	48,118
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Accumulated Value	10,000		9,786	11,454	13,576	15,468	17,311	24,888	17,527	21,582	24,830	31,408
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Accumulated Value	10,000		8,925	11,103	13,530	13,464	13,932	21,087	14,038	16,639	18,159	19,926
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Accumulated Value	$ 10,000		$ 9,742	$ 12,163	$ 13,757	$ 12,899	$ 10,645	$ 18,445	$ 15,442	$ 16,370	$ 18,153	$ 19,158